Schedule of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance	€ 35,409	€ 41,813
Additions	942	535
Amortization charges	(3,816)	(3,486)
Disposals		(3,333)
Exchange rate differences	165	(119)
Closing balance	32,700	35,409
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Opening balance	95,759
Closing balance	97,007	95,759
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Opening balance	(60,350)
Closing balance	(64,307)	(60,350)
Software development costs [member]
IfrsStatementLineItems [Line Items]
Opening balance	1,112	1,629
Additions	802	48
Amortization charges	(719)	(569)
Disposals
Exchange rate differences	22	3
Closing balance	1,217	1,112
Software development costs [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Opening balance	5,589
Closing balance	6,254	5,589
Software development costs [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Opening balance	(4,477)
Closing balance	(5,037)	(4,477)
Acquired R&D technology and projects [member]
IfrsStatementLineItems [Line Items]
Opening balance	32,423	38,183
Additions	140	401
Amortization charges	(2,919)	(2,723)
Disposals		(3,329)
Exchange rate differences	123	(108)
Closing balance	29,768	32,423
Acquired R&D technology and projects [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Opening balance	80,183
Closing balance	80,724	80,183
Acquired R&D technology and projects [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Opening balance	(47,759)
Closing balance	(50,956)	(47,759)
Development costs [member]
IfrsStatementLineItems [Line Items]
Opening balance	1,737	1,953
Additions
Amortization charges	(178)	(194)
Disposals		(5)
Exchange rate differences	21	(16)
Closing balance	1,581	1,737
Development costs [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Opening balance	9,851
Closing balance	9,895	9,851
Development costs [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Opening balance	(8,113)
Closing balance	(8,314)	(8,113)
Intangible assets in the course of construction [member]
IfrsStatementLineItems [Line Items]
Opening balance	137	48
Additions		86
Amortization charges
Disposals
Exchange rate differences	(2)	3
Closing balance	134	137
Intangible assets in the course of construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Opening balance	137
Closing balance	134	137
Intangible assets in the course of construction [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Opening balance
Closing balance